Financial Risk Management - Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk - USD - USD ($)
$ in Thousands
	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Disclosure of Financial Risk Management [Line Items]
Borrowings	$ 49,458	$ 48,226
Rate increase on borrowings	243	261
Rate decrease on borrowings	$ (243)	$ (261)
Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Borrowings Interest rate	9.70%	10.45%
Rate increase	0.30%	1.94%
Rate decrease	0.24%	1.58%
Bottom of Range | Borrowings
Disclosure of Financial Risk Management [Line Items]
Rate increase	10.19%	10.97%
Rate decrease	9.22%	9.93%
Top of Range
Disclosure of Financial Risk Management [Line Items]
Borrowings Interest rate	9.70%	10.45%
Rate increase	0.30%	1.94%
Rate decrease	0.24%	1.58%
Top of Range | Borrowings
Disclosure of Financial Risk Management [Line Items]
Rate increase	10.19%	10.97%
Rate decrease	9.22%	9.93%